Annual Total Returns - Fidelity Freedom Blend 2005 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2005 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2005 Fund- Retail
Bar Chart Table:
Annual Return 2019	12.27%
Annual Return 2020	9.24%
Annual Return 2021	3.52%